Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Activity in Recorded Environmental Liabilities Activity
We had the following activity in our recorded environmental liabilities for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance, beginning of year	$20,322	$12,359	$13,806
Expenditures	(3,013)	(1,451)	(1,081)
Changes in estimates recorded to earnings and other	(902)	227	(270)
Exit of phosphorus flame retardants business	—	8,700	—
Foreign currency translation	192	487	(96)
Balance, end of year	16,599	20,322	12,359
Less amounts reported in Accrued expenses	7,386	3,109	1,433
Amounts reported in Other noncurrent liabilities	$9,213	$17,213	$10,926

Future Non-Cancelable Minimum Lease Payments for Next Five Years and Thereafter
The following schedule details the future non-cancelable minimum lease payments for the next five years and thereafter (in thousands):

Minimum Operating Lease Payments
2014	$7,232
2015	$5,556
2016	$4,142
2017	$3,351
2018	$2,286
Thereafter	$6,060

Letters of Credit and Guarantee Agreements
The following table summarizes our letters of credit and guarantee agreements (in thousands):

	2014	2015	2016	2017	2018	Thereafter
Letters of credit and other guarantees	$12,618	$3,262	$328	$3,839	$232	$6,291